Issuance of common units and Series A Preferred Units (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Jan. 03, 2017	Dec. 07, 2016	Oct. 31, 2017	Oct. 05, 2017	Dec. 16, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 26, 2018	Dec. 01, 2017	Jan. 02, 2017
Exercise Of Option, Additional Common Units					17.60
Gross Proceeds from Public Offering						$ 43,983
Repayments of Lines of Credit								$ 12,600
Proceeds from Issuance of Common Limited Partners Units					$ 111,500	4,563	$ 0	$ 111,529
Maximum Offering Amount									$ 120,000
Partners' Capital Account, Units, Sold in Public Offering		6,000,000
Limited Partners' Capital Account, Units Authorized		900,000
Agent [Member]
Sales Commissions						$ 800
Common Stock [Member]
Partners' Capital Account, Units, Sale of Units						253,106
Proceeds from Issuance of Common Limited Partners Units						$ 4,600
Average Gross Sales Price Per Share						$ 18.26
Hoegh Grace entities [Member]
Business Acquisition, Percentage of Voting Interests Acquired							49.00%			49.00%	51.00%
Revolving Credit Facility [Member]
Repayments of Lines of Credit			$ 24,300
Line of Credit [Member]
Repayments of Lines of Credit			$ 34,400
Underwritten Public Offering [Member]
Option to Purchase of Additional Common Units		588,389
Gross Proceeds from Public Offering					$ 116,000
Limited Partners' Capital Account, Units Issued								6,588,389
Höegh Gallant [Member]
Net Cash Used for Working Capital Adjustments								$ 6,600
Höegh LNG Colombia Holding Ltd [Member]
Payments to Acquire Businesses and Interest in Affiliates								$ 91,800
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	51.00%							51.00%
Series A Preferred Units [Member]
Partners' Capital Account, Units, Sale of Units						1,529,070
Payments to Acquire Businesses and Interest in Affiliates							$ 45,300
Gross Proceeds from Public Offering						$ 39,360	$ 115,000
Shares Issued, Price Per Share				$ 25.0
Proceeds from Issuance of Preferred Limited Partners Units				$ 110,900		$ 38,700
Preferred Stock, Dividend Rate, Percentage				8.75%
Gross Proceeds from Issuance Preferred Units				$ 115,000
Average Gross Sales Price Per Share						$ 25.74
Limited Partners' Capital Account, Units Issued				4,600,000